Share-based payment arrangements - Long term incentive plan 2021 (Details) $ in Thousands						12 Months Ended
	Apr. 01, 2022 shares installment	Dec. 31, 2021 shares installment	Apr. 01, 2021 shares installment	Apr. 01, 2020 shares installment	Apr. 01, 2019 shares installment	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares installment	Dec. 31, 2020 USD ($) installment
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period							5 years
Number of installments | installment					3
Number of options granted (in shares) | shares						0	0
Expense from share-based payment transactions with employees | $						$ 2,411	$ 761	$ 140
Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			3 years	3 years	3 years
Number of installments | installment	3			3
Restricted stock units | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted (in shares) | shares	163,022			144,392	152,346
Number of options vested (in shares) | shares		105,626
Long term incentive plan 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of installments | installment		3					3
Expense from share-based payment transactions with employees | $						$ 700
Long term incentive plan 2021 | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage			100.00%
Vesting period			3 years			3 years
Number of installments | installment			3
Long term incentive plan 2021 | Restricted stock units | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage							100.00%
Vesting period							3 years
Number of options granted (in shares) | shares			193,387
Number of options vested (in shares) | shares						64,462
Long term incentive plan 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of installments | installment								3
Expense from share-based payment transactions with employees | $						$ 400	$ 300
Long term incentive plan 2020 | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage				100.00%
Vesting period				3 years		3 years
Number of installments | installment				3
Long term incentive plan 2020 | Restricted stock units | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage								100.00%
Vesting period								3 years
Number of options vested (in shares) | shares						76,166